       LEGG MASON
       -------------------------------------------------------------------------
       OPPORTUNITY TRUST



                           QUARTERLY REPORT TO SHAREHOLDERS
                           September 30, 2003
                           Primary Class


                       ---------------------------------------------------------

                       ---------------------------------------------------------

                                         [LEGG MASON FUNDS LOGO]

Contents

Quarterly Report to Shareholders

       President's Letter                                                      1

       Performance Information                                                 2

       Portfolio of Investments                                                4

         For more information about this or any other Legg Mason Fund, visit us on the web at www.leggmasonfunds.com

 Quarterly Report to Shareholders

To Our Shareholders,

  We are pleased to provide you with the Legg Mason Opportunity Trust's quarterly report for the three months ended September 30, 2003. The following table summarizes key statistics for the Primary Class of shares, along with several market indices, for periods ended September 30, 2003:

                                    Cumulative Total Return(A)
                                 ---------------------------------
                                                         Since
                                 3 Months   1 Year    Inception(B)
                                 --------   -------   ------------
Opportunity Trust                 +5.84%    +80.88%    +28.75%
Dow Jones Industrial Average(C)   +3.77%    +25.11%    -13.50%
S&P 500 Stock Composite
  Index(D)                        +2.65%    +24.40%    -28.43%
Value Line Index(E)               +6.54%    +30.26%    -26.07%

  Like numerous other mutual fund firms, Legg Mason has received and responded to a subpoena from the New York State Attorney General and to inquiries from the Securities and Exchange Commission regarding late trading and market timing in mutual funds. Consistent with our longstanding policy, Legg Mason will cooperate with all applicable regulatory authorities and will make no public comment on these pending matters. Nevertheless, because we are sensitive to our shareholders' interests and concerns about these issues, we have summarized the Legg Mason Funds' policies on order processing, market timing and fair value pricing. They may be viewed on our website at http://www.leggmason.com/funds/ourfunds/fundspolicies/ann.htm.

  We report with deep sorrow the recent death of our longtime Director Richard
G. Gilmore. Dick was an exceptionally bright and talented person who made a significant contribution to the Fund.

                                          Sincerely,

                                          /s/ MARK R. FETTING

                                          Mark R. Fetting
                                          President

October 27, 2003

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) The Fund's inception date is December 30, 1999. Index returns are for periods beginning December 31, 1999.

(C) A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.

(D) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(E) Comprised of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock covering both large- and small-capitalization companies.

 Quarterly Report to Shareholders

Performance Information

Total Returns for One Year, Three Years and Life of Class, as of September 30, 2003

  Total return measures investment performance in terms of appreciation or depreciation in the Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  The Fund has two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders.

  The table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not predict future performance.

  Total returns for the Fund as of September 30, 2003, were as follows:

Average Annual Total Return
  Primary Class:
    One Year                   +80.88%
    Three Years                 +5.45%
    Life of Class(A)            +6.96%

Cumulative Total Return
  Primary Class:
    One Year                   +80.88%
    Three Years                +17.26%
    Life of Class(A)           +28.75%

---------------
(A) Inception date of the Primary Class is December 30, 1999.

SELECTED PORTFOLIO PERFORMANCE (B)

 Strongest performers for the 3rd quarter 2003(C)
--------------------------------------------------
  1.   Research In Motion Limited         +76.7%
  2.   Overture Services, Inc.            +45.7%
  3.   JetBlue Airways Corporation        +45.0%
  4.   Amazon.com, Inc.                   +33.3%
  5.   Friedman, Billings, Ramsey
        Group, Inc.                       +31.3%
  6.   Providian Financial Corporation    +27.3%
  7.   SONY Corporation - ADR             +24.7%
  8.   AmeriCredit Corp.                  +20.5%
  9.   Davis Partners Fund I LLP          +18.9%
 10.   Computer Associates
        International, Inc.               +17.2%

Weakest performers for the 3rd quarter 2003(C)
-----------------------------------------------
 1.   Cincinnati Bell Inc.             -24.0%
 2.   Level 3 Communications, Inc.     -19.1%
 3.   Janus Capital Group Inc.         -14.6%
 4.   Aon Corporation                  -12.9%
 5.   Gemstar-TV Guide
       International, Inc.              -5.6%
 6.   Level 3 Communications, Inc.,
       9.125%, due 5/1/08               -5.0%
 7.   Washington Mutual, Inc.           -3.7%
 8.   VeriSign, Inc.                    -2.4%
 9.   Republic Services, Inc.           +0.1%
10.   Hygrove Capital Fund              +0.3%

PORTFOLIO CHANGES

 Securities added during the 3rd quarter 2003
----------------------------------------------
NII Holdings Inc.
XM Satellite Radio Holdings Inc.

 Securities sold during the 3rd quarter 2003
----------------------------------------------
Apple Computer, Inc.
Beazer Homes USA, Inc.
Cummins Inc.
D.R. Horton, Inc.
Lennar Corporation
Oxford Health Plans, Inc.
Toll Brothers, Inc.

---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(C) Securities held for the entire quarter.

 Quarterly Report to Shareholders

Portfolio of Investments

September 30, 2003 (Unaudited)
(Amounts in Thousands)

Legg Mason Opportunity Trust

                                                              Shares/Par           Value
-------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 91.1%

Consumer Discretionary -- 18.0%
 Hotels, Restaurants and Leisure -- 0.5%
 Pinnacle Entertainment, Inc.                                     1,761          $   12,326(A,B)
                                                                                 ----------
 Household Durables -- 1.9%
 SONY Corporation - ADR                                           1,300              45,240
                                                                                 ----------
 Internet and Catalog Retail -- 10.1%
 Amazon.com, Inc.                                                 5,000             241,800(A,C)
                                                                                 ----------
 Media -- 5.5%
 Gemstar-TV Guide International, Inc.                             5,936              28,075(A)
 The Interpublic Group of Companies, Inc.                         3,500              49,420
 XM Satellite Radio Holdings Inc.                                 3,600              55,908(A)
                                                                                 ----------
                                                                                    133,403
                                                                                 ----------
Consumer Staples -- 2.4%
 Beverages -- 2.4%
 Cott Corporation                                                 2,500              58,525(A)
                                                                                 ----------
Financials -- 18.2%
 Capital Markets -- 0.6%
 Janus Capital Group Inc.                                         1,000              13,970
                                                                                 ----------
 Consumer Finance -- 9.8%
 AmeriCredit Corp.                                               11,500             118,450(A,B,C)
 Providian Financial Corporation                                 10,000             117,900(A,C)
                                                                                 ----------
                                                                                    236,350
                                                                                 ----------
 Diversified Financial Services -- 1.8%
 CIT Group Inc.                                                   1,500              43,140
                                                                                 ----------

                                                              Shares/Par           Value
-------------------------------------------------------------------------------------------
Financials -- Continued
 Insurance -- 2.6%
 Aon Corporation                                                    650          $   13,552
 UnumProvident Corporation                                        3,300              48,741
                                                                                 ----------
                                                                                     62,293
                                                                                 ----------
 Real Estate -- 2.7%
 Friedman, Billings, Ramsey Group, Inc.                           3,720              64,173
                                                                                 ----------
 Thrifts and Mortgage Finance -- 0.7%
 Washington Mutual, Inc.                                            450              17,717(C)
                                                                                 ----------
Health Care -- 4.0%
 Health Care Providers and Services -- 4.0%
 LifePoint Hospitals, Inc.                                        1,139              27,381(A)
 Omnicare, Inc.                                                   1,900              68,514
                                                                                 ----------
                                                                                     95,895
                                                                                 ----------
Industrials -- 16.5%
 Airlines -- 3.0%
 JetBlue Airways Corporation                                      1,212              73,896(A)
                                                                                 ----------
 Commercial Services and Supplies -- 4.4%
 Cendant Corporation                                              3,700              69,153(A,C)
 Republic Services, Inc.                                          1,600              36,228
                                                                                 ----------
                                                                                    105,381
                                                                                 ----------
 Industrial Conglomerates -- 7.6%
 Tyco International Ltd.                                          9,000             183,870(C)
                                                                                 ----------
 Machinery -- 1.5%
 Pentair, Inc.                                                      900              35,883
                                                                                 ----------

 Quarterly Report to Shareholders

Legg Mason Opportunity Trust -- Continued

                                                              Shares/Par           Value
-------------------------------------------------------------------------------------------
Information Technology -- 13.5%
 Communications Equipment -- 2.4%
 Research In Motion Limited                                       1,500          $   57,300(A)
                                                                                 ----------
 Internet Software and Services -- 4.8%
 Overture Services, Inc.                                          1,800              47,682(A)
 VeriSign, Inc.                                                   5,000              67,350(A)
                                                                                 ----------
                                                                                    115,032
                                                                                 ----------
 IT Consulting and Services -- 4.1%
 Acxiom Corporation                                               3,000              47,280(A)
 Unisys Corporation                                               3,900              52,767(A)
                                                                                 ----------
                                                                                    100,047
                                                                                 ----------
 Software -- 2.2%
 Computer Associates International, Inc.                          2,000              52,220
                                                                                 ----------
Limited Partnerships -- 3.6%
 Arience Capital Partners I, LP                                  50,000              54,220(A,D)
 Davis Partners Fund I LLP                                        2,895               4,289(A,D)
 Hygrove Capital Fund                                            15,000              15,350(A,D)
 Omega Capital Partners Limited                                  10,000              12,258(A,D)
                                                                                 ----------
                                                                                     86,117
                                                                                 ----------
Telecommunication Services -- 12.5%
 Diversified Telecommunication Services -- 11.0%
 Cincinnati Bell Inc.                                            14,944              76,065(A,B)
 Level 3 Communications, Inc.                                    34,924             189,288(A,B,C)
                                                                                 ----------
                                                                                    265,353
                                                                                 ----------
 Wireless Telecommunication Services -- 1.5%
 NII Holdings Inc.                                                  600              35,814(A)
                                                                                 ----------
Utilities -- 2.4%
 Multi-Utilities and Unregulated Power -- 2.4%
 The AES Corporation                                              8,000              59,360(A)
                                                                                 ----------
Total Common Stock and Equity Interests (Identified Cost -- $1,596,830)           2,195,105
-------------------------------------------------------------------------------------------

                                                              Shares/Par           Value
-------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 5.3%

 Level 3 Communications, Inc., 9.125%, due 5/1/08              $150,000          $  127,500(B)
                                                                                 ----------
Total Corporate and Other Bonds (Identified Cost -- $94,592)                        127,500
-------------------------------------------------------------------------------------------
Common Stock and Equity Interests Sold Short -- (33.7)%

Financials -- (28.3)%
 Indexed Securities -- (28.3)%
 Nasdaq - 100 Index Tracking Stock                              (21,000)           (680,820)(A)
                                                                                 ----------
Health Care -- (3.7)%
 Biotechnology -- (3.7)%
 Biotech HOLDRs Trust                                              (300)            (38,712)(A)
 Genentech, Inc.                                                   (400)            (32,056)(A)
 ImClone Systems Incorporated                                      (500)            (19,360)(A)
                                                                                 ----------
                                                                                    (90,128)
                                                                                 ----------
Information Technology -- (1.7)%
 Computers and Peripherals -- (0.6)%
 Sun Microsystems, Inc.                                          (4,000)            (13,240)(A)
                                                                                 ----------
 Semiconductor Equipment and Production -- (1.1)%
 Intel Corporation                                               (1,000)            (27,510)(A)
                                                                                 ----------
Total Common Stock and Equity Interests Sold Short (Identified
 Cost -- $(763,908))                                                               (811,698)
-------------------------------------------------------------------------------------------
Repurchase Agreements -- 2.3%

Goldman, Sachs & Company
 1.07%, dated 9/30/03, to be repurchased at $27,315 on
 10/1/03 (Collateral: $27,008 Fannie Mae mortgage-backed
 securities, 6%, due 11/12/32, value $28,008)                    27,314              27,314

 Quarterly Report to Shareholders

Legg Mason Opportunity Trust -- Continued

                                                                 Par               Value
-------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued

State Street Bank & Trust Company
 1%, dated 9/30/03, to be repurchased at $27,315 on 10/1/03
 (Collateral: $27,935 Fannie Mae notes, 0%, due 1/7/04,
 value $27,871)                                                 $27,314          $   27,314
                                                                                 ----------
Total Repurchase Agreements (Identified Cost -- $54,628)                             54,628
-------------------------------------------------------------------------------------------
Total Investments -- 65.0% (Identified Cost -- $982,142)                          1,565,535
Deposits With/Receivables From Brokers for Securities Sold
 Short -- 34.7%                                                                     835,105
Other Assets Less Liabilities -- 0.3%                                                 8,004
                                                                                 ----------

NET ASSETS -- 100.0%                                                             $2,408,644
                                                                                 ==========

NET ASSET VALUE PER SHARE:
 PRIMARY CLASS                                                                       $12.51
                                                                                 ==========
 INSTITUTIONAL CLASS                                                                 $12.56
                                                                                 ==========
-------------------------------------------------------------------------------------------

(A) Non-income producing.

(B) Affiliated Company -- As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2003, the total market value of Affiliated Companies was $523,629, and the identified cost was $543,235.

(C) Pledged as collateral for securities sold short. As of September 30, 2003, the total shares and market value of pledged securities were 57,150 and $843,739, respectively.

(D) Investment in a limited partnership organized under the laws of the State of Delaware. This investment is subject to withdrawal restrictions under the partnership agreement, and is illiquid and valued at fair market value under procedures adopted by the Board of Directors.

                                Acquisition Date       Cost         Value
                                ------------------------------------------
  Arience Capital Partners I,
   LP                            March 2003           $50,000      $54,220
  Davis Partners Fund I LLP      November 2001          2,895        4,289
  Hygrove Capital Fund           May 2002              15,000       15,350
  Omega Capital Partners
   Limited                       June 2002             10,000       12,258

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

              EQUITY FUNDS:                                  SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

              GLOBAL FUNDS:                                TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term Portfolio
International Equity Trust                  Investment Grade Income Portfolio
Emerging Markets Trust                      High Yield Portfolio

           TAX-FREE BOND FUNDS:                            MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust     U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust              Cash Reserve Trust
Pennsylvania Tax-Free Income Trust          Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.



                                                         [LEGG MASON FUNDS LOGO]

                         Investment Adviser

                         LMM, LLC
                         Baltimore, MD

                         Board of Directors

                         John F. Curley, Jr., Chairman
                         Mark R. Fetting, President
                         Arnold L. Lehman
                         Robin J.W. Masters
                         Dr. Jill E. McGovern
                         Arthur S. Mehlman
                         Jennifer W. Murphy
                         G. Peter O'Brien
                         S. Ford Rowan

                         Transfer and Shareholder Servicing Agent

                         Boston Financial Data Services
                         Braintree, MA

                         Custodian

                         State Street Bank & Trust Company
                         Boston, MA

                         Counsel

                         Kirkpatrick & Lockhart LLP
                         Washington, DC

                         Independent Auditors

                         Ernst & Young LLP
                         Philadelphia, PA

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-088
11/03